Intangible Assets, Net - Schedule of Amortization Expense (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Future amortization expense
Within 1 year	¥ 3,798,835	¥ 3,711,963
Between 1 and 2 years	3,798,835	3,711,963
Between 2 and 3 years	3,742,788	3,711,963
Between 3 and 4 years	3,731,578	3,711,963
Between 4 and 5 years	3,341,851	3,711,963
Total	¥ 18,413,887	¥ 18,559,815